Long-term Borrowings - Schedule of Long-term Borrowings (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	$ 112,223,068	$ 86,782,088
Less: transaction costs	(254,676)	(476,770)
Borrowings	111,968,392	86,305,318
Less: current portion	(9,535,198)	(29,595,931)
Non-current portion of non-current borrowings	102,433,194	56,709,387
Unsecured loans [member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	8,050,310	2,976,158
Secured loans [member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	7,671,932	1,990,175
Long-term borrowings [member]
Disclosure of detailed information about long term borrowings [Line Items]
Unused credit facilities	$ 32,265,575	$ 79,933,812
Bottom of range [member] | Long-term borrowings [member]
Disclosure of detailed information about long term borrowings [Line Items]
Borrowings, interest rate	1.00%	1.07%
Top of range [member] | Long-term borrowings [member]
Disclosure of detailed information about long term borrowings [Line Items]
Borrowings, interest rate	5.43%	6.32%
Repayment duration From Feb. 2019 to Feb. 2024 [member] | Syndicated loans [member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	$ 42,000,000
Repayment duration From Mar. 2019 to Apr. 2023 [member] | Syndicated loans [member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	23,000,000
Repayment duration From May. 2017 to May. 2022 [member] | Syndicated loans [member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	10,000,000	$ 10,000,000
Repayment duration From Apr. 2016 to Apr. 2019 [member] | Syndicated loans [member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings		36,175,000
Repayment duration From Feb. 2015 to Feb. 2019 [member] | Syndicated loans [member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings		5,912,000
Repayment duration From Jul. 2018 to Oct. 2019 [member] | Syndicated loans [member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings		210,000
Repayment duration From Feb. 2016 to Jan. 2019 [member] | Syndicated loans [member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings		1,775,236
Repayment duration From Nov. 2015 to Nov. 2023 [member] | Syndicated loans [member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	$ 21,500,826	$ 27,743,519